Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE CO
SEPARATE ACCOUNT 11
333-72042    HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
_____________________________
Supplement dated January 31, 2024 to your Prospectus dated May 1, 2023
This Supplement dated January 31, 2024 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
American Funds New World Fund® - Class R3	Invesco Equity and Income Fund - Class A
Goldman Sachs Small Cap Value Fund - Institutional Class	Invesco Equity and Income Fund - Class Y
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Diversified Emerging Mkts	American Funds New World Fund® - Class R3 Adviser: Capital Research and Management Company Subadviser: N/A	1.22%	-22.27%	2.36%	4.28%
US Fund Small Blend	Goldman Sachs Small Cap Value Fund - Institutional Class* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	1.00%	-14.75%	3.14%	8.70%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class A* (Effective 5/1/2020, the underlying Fund is not available as a new Sub-Account for existing Contracts) Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.78%	-7.72%	5.38%	8.21%
US Fund Allocation-- 70% to 85% Equity	Invesco Equity and Income Fund - Class Y* Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.53%	-7.57%	5.63%	8.48%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-76-HV4899